Income Taxes - Summary of Composition of Income Tax Expense (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Current income tax expense	¥ 2,234		¥ 37	¥ 88
Deferred income tax expense/(benefit)	(466)	$ (71)	20	190
Income tax expense	¥ 1,768	$ 271	¥ 57	¥ 278